ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 92,341,182	$ 14,649,669
Accumulated amortization	(17,768,718)	(12,478,964)
Exchange difference	496,850	181,113
Impairment		(3,927)
Net carrying amount	75,069,314	2,347,891
Amortization of acquired intangible assets	5,452,441	2,277,566	5,520,188
Amortization expenses for 2013	10,873,498
Amortization expenses for 2014	23,706,205
Amortization expenses for 2015	24,030,016
Amortization expenses for 2016	15,627,425
Amortization expenses for 2017	549,481
Trademarks With Indefinite Life [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	282,182	268,463
Accumulated amortization
Exchange difference	507	13,719
Impairment
Net carrying amount	282,689	282,182
Agreements With Mobile Operator [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,113,746	3,113,746
Accumulated amortization	(3,113,701)	(3,070,271)
Exchange difference	(45)	6,782
Impairment
Net carrying amount		50,257
Amortization period	3 years
Operating Platforms [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	243,974	247,901
Accumulated amortization	(215,682)	(191,348)
Exchange difference	7	3,816
Impairment		(3,927)
Net carrying amount	28,299	56,442
Amortization period	5 years
Service Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	57,071	57,071
Accumulated amortization	(57,071)	(57,201)
Exchange difference		130
Impairment
Net carrying amount
Amortization period	3 years
Contracts With Content Providers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	120,999	120,999
Accumulated amortization	(120,999)	(122,678)
Exchange difference		1,679
Impairment
Net carrying amount
Amortization period	1 year
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	388,516	388,516
Accumulated amortization	(388,516)	(388,516)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Self-Developed Contents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	379,089	379,089
Accumulated amortization	(379,089)	(379,089)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Product Technologies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,966,102	4,966,102
Accumulated amortization	(4,963,168)	(4,497,238)
Exchange difference	(918)	39,769
Impairment			(5,730,579)
Net carrying amount	2,016	508,633
Amortization period	3 years
Contracts With Service Providers [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,713	5,713
Accumulated amortization	(5,713)	(5,713)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Subscriber List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,710	16,710
Accumulated amortization	(16,710)	(16,710)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,874	36,874
Accumulated amortization	(36,874)	(36,874)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Core Technologies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,281,231	4,667,587
Accumulated amortization	(5,210,512)	(3,459,527)
Exchange difference	(1,224)	104,770
Impairment
Net carrying amount	3,069,495	1,312,830
Amortization period	5 years
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	115,150
Accumulated amortization	(8,321)
Exchange difference	603
Impairment
Net carrying amount	107,432
Amortization period	5 years
Game licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	73,952,927
Accumulated amortization	(2,882,332)
Exchange difference	498,188
Impairment
Net carrying amount	71,568,783
Amortization period	3 years
Employment Contract [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	380,898	380,898
Accumulated amortization	(370,030)	(253,799)
Exchange difference	(268)	10,448
Impairment
Net carrying amount	$ 10,600	$ 137,547
Amortization period	3 years